Fair value measurements - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - Derivative Financial Instruments, Liabilities [Member] - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate , Minimum	1.25%	0.00%
Risk-free rate , Maximum	2.50%	0.90%
Expected volatility , Minimum	57.95%	41.05%
Expected volatility , Maximum	48.15%	52.33%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 0.44	$ 5.57
Expected expiry years (in years)	6 months	6 months
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 6.93	$ 7.19
Expected expiry years (in years)	3 years 6 months 21 days	4 years 6 months 21 days